Annual Fund Operating Expenses - Impax Ellevate Global Women's Leadership Fund	May 01, 2026
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%	[1]
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.53%	[2]
Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%	[1]
Distribution and Service (12b-1) Fees	0.25%
Expenses (as a percentage of Assets)	0.78%	[2]

[1]	The management fee is a unified fee that includes all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, acquired fund fees and expenses and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses.
[2]	Expense information has been restated to reflect current fees.